Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Disclosure of significant accounting policies [text block]
3.	Summary of significant accounting policies

The following are the significant accounting policies applied consistently by the Bank to all years presented in these consolidated financial statements.

3.1	Currency and foreign currency transactions

3.1.1	Foreign currency transactions

For the purpose of consolidation of the financial statements, the Bank applies IAS 21- “The Effect of Change in Foreign Exchange Rates” to financial assets and financial liabilities that are monetary items and denominated in a foreign currency. This standard requires any foreign exchange gains and losses on monetary assets and monetary liabilities to be recognised in profit or loss. An exception is a monetary item that is designated as a hedging instrument in a cash flow hedge, a hedge of a net investment or a fair value hedge of an equity instrument for which an entity has elected to present changes in fair value in other comprehensive income (loss).

For each entity, the Bank determines the functional currency, and items included in the consolidated financial statements of each entity are measured using the functional currency.

3.1.2	Transactions and balances

Assets and liabilities of foreign subsidiaries, whose local currency is considered their functional currency, are translated into the reporting currency, US dollars, using month-end spot foreign exchange rates. The Bank uses monthly-averaged exchange rates to translate revenues and expenses from local functional currency into US dollars. The effects of those translations adjustments are reported as a component of the accumulated other comprehensive income (loss) in the consolidated statement of changes in equity.

Transactions whose terms are denominated in a currency other than the functional currency, including transactions denominated in local currency of the foreign entity with the US dollar as their functional currency, are recorded at the exchange rate prevailing at the date of the transaction. Assets and liabilities in foreign currency are translated into US dollar using month-end spot foreign exchange rates. The effects of translation of monetary assets and liabilities into US dollar are included in current year’s earnings in the gain (loss) on foreign currency exchange line item.

Differences arising on settlement or translation of monetary items are recognized in the consolidated statement of profit or loss with the exception of monetary items that are designated as part of the hedge of the Bank’s net investment in a foreign operation. These are recognized in consolidated statements of other comprehensive income until the net investment is disposed of, at which time, the cumulative amount is classified to the consolidated statement of profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in consolidated statements of other comprehensive income, if applicable.

Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction.

3.2	Cash and cash equivalents

Cash equivalents include demand deposits in banks and interest-bearing deposits in banks with original maturities of three months or less, excluding pledged deposits.

3.3	Financial instruments

3.3.1	Date of recognition

All financial assets and liabilities are initially recognized on the trade date, the date that the Bank becomes a party to the contractual provisions of the instrument. This includes regular way trades: purchases or sales of financial assets that require delivery of assets within the time frame generally established by regulation or convention in the market place.

3.3.2	Initial measurement of financial instruments

Recognised financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss ( FVTPL) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognised immediately in profit or loss.

Debt instruments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal amount outstanding (SPPI), are subsequently measured at amortized cost; debt instruments that are held within a business model whose objective is both to collect the contractual cash flows and to sell the debt instruments, and that have contractual cash flows that are SPPI, are subsequently measured at fair value through other comprehensive income (FVTOCI); all other debt instruments (e.g. debt instruments managed on a fair value basis, or held for sale) and equity investments are subsequently measured at FVTPL.

However, may make the following irrevocable election / designation at initial recognition of a financial asset on an asset-by-asset basis:

-
It may irrevocably elect to present subsequent changes in fair value of an equity investment that is neither held for trading nor contingent consideration recognised by an acquirer in a business combination to which IFRS 3 – “Business Combinations” applies, in other comprehensive income (loss); and

-	It may irrevocably designate a debt instrument that meets the amortized cost or at FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

3.3.3	Classification

The Bank classifies its financial assets as subsequently measured at amortized cost, fair value through other comprehensive income or fair value through profit or loss on the basis of the Bank’s business model for managing the financial assets and the contractual cash flow characteristics of these financial assets.

The Bank classifies all financial liabilities as subsequently measured at amortized costs, except for those liabilities measured at fair value through profit or loss as a result of hedge accounting, as well as liabilities measured at fair value in the case of undesignated derivatives.

3.3.4	Business model assessment

The Bank makes an assessment of the objective of the business model in which the financial asset is held at a portfolio level, because this reflects the way the business is managed, and information is provided to management. The information considers the following:

-
The Bank’s policies and objectives for the portfolio and the operation of those policies in practice. In particular, whether management’s strategy focuses on earning contractual interest revenue, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of the liabilities that are funding those assets or realizing cash flows through the sale of the assets;

-	How the performance of the portfolio is evaluated and reported to the Bank’s management;
-	The risk that affect the performance of the business model and how those risks are managed;
-
The frequency, volume and timing of sales in prior periods, the reason for such sales and its expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how the Bank’s stated objective for managing the financial assets is achieved and how cash flows are realized.

3.3.5	Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs as well as profit margin.

Contractual cash flows that are SPPI are consistent with a basic lending arrangement. Contractual terms that introduce exposure to risks or volatility in the contractual cash flows that are unrelated to a basic lending arrangement, such as exposure to changes in equity prices or commodity prices, do not give rise to contractual cash flows that are SPPI. An originated or an acquired financial asset can be a basic lending arrangement irrespective of whether it is a loan in its legal form.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Bank considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making the assessment, the Bank considers the following:

-	Contingent events that would change the amount and timing of cash flows;
-	Leverage features;
-	Prepayment and extension terms;
-
Terms that limit the Bank’s claim to cash flows from specified assets (e.g. non-recourse asset arrangements); and features that modify consideration of the time value of money (e.g. periodical reset of interest rates).

3.3.6	Financial assets at fair value through other comprehensive income (FVOCI)

These securities consist of debt instruments not classified as either securities at FVTPL or securities at amortized cost, and are subject to the same approval criteria as the rest of the credit portfolio. These securities are carried at fair value if both of the following conditions are met:

-	The financial asset is held according to a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and,
-	The contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Unrealized gains and losses are reported as net increases or decreases to accumulated other comprehensive income (loss) (“OCI”) in the consolidated statement of changes in equity until they are realized. Realized gains and losses from the sale of securities which are included in net gain on sale of securities are determined using the specific identification method.

For an equity investment designated as measured at FVTOCI, the cumulative gain/loss previously recognized in OCI is not subsequently reclassified to profit or loss but transferred within equity.

3.3.7	Financial assets at amortized cost

Financial assets classified at amortized cost represent securities and loans whose objective is to hold them in order to collect contractual cash flows over the life of the instrument. These securities and loans are measured at amortized cost if both of the following conditions are met:

-	The financial asset is held according to a business model whose objective is to hold the financial assets in order to collect the contractual cash flows, and
-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

3.3.8	Financial assets and liabilities at fair value through profit or loss (FVTPL)

Financial assets and liabilities at fair value through profit or loss include a) assets with contractual cash flows that are not SPPI; or/and b) assets designated at FVTPL using the fair value option; and payables (unrealized losses) related to derivative financial instruments which are not designated as hedges or which do not qualify for hedge accounting.

Unrealized and realized gains and losses on assets and liabilities at FVTPL are recorded in the consolidated statement of profit or loss as net gain (loss) from financial instruments at FVTPL.

3.3.9	Reclassification

If the business model under which the Bank holds financial assets changes, the financial assets affected are reclassified. The classification and measurement requirements related to the new category apply prospectively from the first day of the first reporting period following the change in business model that results in reclassifying the Bank’s financial assets.

During the current financial year and previous accounting period there was no change in the business model under which the Bank holds financial assets and therefore no reclassifications were made. Changes in contractual cash flows are considered under the accounting policy on modification and derecognition of financial assets described below.

3.3.10	Derecognition of financial assets and financial liabilities

Financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:
-	The rights to receive cash flows from the asset have expired.
-
The Bank has transferred its rights to receive cash flows from the asset and either has transferred substantially all risk and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

-
The Bank retains the right to receive cash flows from the asset, but has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass–through’ arrangement.

-
When the Bank has transferred its rights to receive cash flows from an asset or has entered into a pass–through arrangement, and has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Bank’s continuing involvement in the asset. In that case, the Bank also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Bank has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Bank could be required to repay.

The Bank enters into transactions whereby it transfers assets recognized on its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred asset or portion of them. In such cases, the transferred assets are not derecognized. Examples of such transactions are securities lending and sale-and-repurchase transactions.

Financial liabilities

A financial liability is derecognized when the obligation under the liability is extinguished, when the obligation specified in the contract is discharged or cancelled or expires.

Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a an extinguishment of the original liability and the recognition of a new liability.

The difference between the carrying value of the original financial liability and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in the consolidated statements of profit or loss.

Impairment of financial assets – investment securities

The Bank conducts periodic reviews for all of its securities. The Bank recognizes a loss allowance for expected credit losses on investment securities measured at fair value through other comprehensive income and investment securities measured at amortized cost. If at the reporting date, the credit risk of these financial instruments has not increased significantly since initial recognition, the Bank will measure the loss allowance for those financial instruments at an amount equal to 12-month expected credit losses. However, if the Bank determines that the credit risk of those financial instruments has increased significantly since initial recognition, then it measures a loss allowance at an amount equal to the lifetime expected credit losses. If the Bank has measured a loss allowance for a financial instrument at an amount equal to lifetime expected credit losses in the previous reporting year because of a significant increase in credit risk, but determines at the current reporting date that this presumption is no longer met; then it will measure the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date. The Bank recognizes in the consolidated statement of profit or loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance to the amount that is required to be recognized at the reporting date.

The Bank maintains a system of internal credit quality indicators. . The table below provides a mapping of the Bank’s internal credit risk grades to external ratings.

Internal Rating	External Rating (1)	Description
1 a 4	Aaa – Ba1	Clients with payment ability to satisfy their financial commitments
5 a 6	Ba2 – B3	Clients with payment ability to satisfy their financial commitments, but with more frequent reviews.
7	Caa1
Clients exposed to systemic risks specific to the country or the industry in which they are located, facing adverse situations in their operation or financial condition. At this level, access to new funding is uncertain.

8	Caa2 – Caa3
Clients whose primary source of payment (operating cash flow) is inadequate, and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, endangering recovery of unpaid balances.

9	Ca
Clients whose operating cash flow continuously shows insufficiency to service the debt on the originally agreed terms.  Due to the fact that the borrower presents an impaired financial and economic situation, the likelihood of recovery is low.

10	C
Clients with operating cash flow that does not cover their costs, are in suspension of payments, presumably will also have difficulties fulfilling possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.

(1)	External rating in accordance to Moody’s

For financial instruments measured at fair value through OCI, the expected credit losses do not reduce the carrying amount in the consolidated statement of financial position, which remains at fair value. Instead, an amount equal to the allowance that would arise if the asset was measured at amortized cost is recognized in the consolidated statement of profit or loss and other comprehensive income as the accumulated impairment amount. Impairment gains or losses are accounted for as an adjustment of the revaluation reserve in the accumulated other comprehensive income, with a corresponding charge to the consolidated statement of profit or loss.

Impairment on securities is evaluated considering numerous factors, and their relative significance varies case by case. Factors considered in determining whether a detrimental impact on the estimated future cash flows of a financial asset has occurred include, but are not limited to: significant financial difficulty of the issuer; high probability of bankruptcy; granting a concession to the issuer; disappearance of an active market because of financial difficulties; breach of contract, such as default

Impairment of financial assets – investment securities

or delinquency in interest or principal; and, observable data indicating there is a measurable decrease in the estimated future cash flows since initial recognition.

If a security is no longer publicly traded or the entity´s credit rating is downgraded, this is not, by itself, evidence of impairment, but should be considered for impairment together with other information. A decline in the fair value of an investment security below its amortized cost is not necessarily evidence of impairment, as it may be due to an increase in market interest rates. Whether a decline in fair value below cost is considered significant or prolonged, must be assessed on an instrument-by-instrument basis and should be based on both qualitative and quantitative factors. However, the assessment of prolonged decline should not be compared to the entire period that the investment has been or is expected to be held.

3.4	Non-financial assets

A non-financial asset is an asset with a physical or intangible value and it is subject to the impairment guidelines prescribed in IAS 36 – Impairment of assets.

3.4.1	Impairment of non-financial assets

A non-financial asset is impaired when an entity will not be able to recover that asset’s carrying value, either through using it or selling it. If circumstances arise which indicate that a non-financial asset might be impaired, a review should be undertaken of its cash generating abilities through use or sale. This review will produce an amount which should be compared with the asset’s carrying value, and if the carrying value is higher, the difference must be written off as impairment in the consolidated statement of profit or loss. On the other hand, if there is any indication that previously recognized impairment losses may no longer exists or may have decreased, the Bank makes an estimate of the recoverable amount. In that case, the carrying amount of the asset is increased to its recoverable amount. This increase cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of profit or loss.

3.5	Loans - at amortized cost

Loans are reported at their amortized cost considering the principal outstanding amounts net of unearned interest, and deferred fees and allowance for expected credit losses. Interest income is recognized using the effective interest rate method. This shall be calculated by applying the effective interest rate to the gross carrying amount of the loan, except for: a) purchased or originated credit-impaired loans. For these financial assets, the Bank applies the credit-adjusted effective interest rate to the amortized cost of the financial asset from initial recognition; and b) loans that have subsequently become credit-impaired financial assets. For these loans, the Bank shall apply the effective interest rate to the amortized cost of the financial asset in subsequent reporting years.

The amortization of net unearned interest and deferred fees are recognized as an adjustment to the related loan yield using the effective interest rate method.

Purchased loans are recorded at acquisition cost. The difference between the principal and the acquisition cost of loans, the premiums and discounts, is amortized over the life of the loan as an adjustment to the yield. All other costs related to acquisition of loans are expensed when incurred.

Definition of Default

The Bank considers a financial asset to be in default when it presents any of the following characteristics:

-
The debtor is past due for more than 90 days in any of its obligations to the bank, either in the loan principal or interest; or when the principal balance with one single balloon payment was due for more than 30 days;

-
Deterioration in the financial condition of the client, or the existence of other factors with the administration to estimate the possibility that the balance of principal and interest on customer loans is not fully recovered.

The above presumptions regarding past due loans may be rebuttable if the Bank has reasonable and supportable information that is available without undue cost or effort, that demonstrate that the credit risk has not increased significantly since initial recognition even though the contractual payments are more than 30 or 90 days past due.

In assessing whether a borrower is in default, the Bank considers indicators that are qualitative and quantitative based on data developed internally and obtained from external sources. Inputs into the assessment of whether a financial instrument is in default and their significance may vary over time to reflect changes in circumstances.

Modified loan

A modified or renegotiated loan is a loan whose borrower is experiencing financial difficulties and the renegotiation constitutes a concession to the borrower. A concession may include modification of terms such as an extension of maturity date, reduction in the stated interest rate, rescheduling of future cash flows, and reduction in the face amount of the loan or reduction of accrued interest, among others.

When a financial asset is modified the Bank assesses whether this modification results in derecognition. In accordance with the Bank’s policy a modification results in derecognition when it gives rise to substantially different terms. To determine if the modified terms are substantially different from the original contractual terms the Bank considers the following:

-
Qualitative factors, such as contractual cash flows after modification are no longer SPPI, change in currency or change of counterparty, the extent of change in interest rates, maturity, covenants. If these do not clearly indicate a substantial modification, then;

-
A quantitative assessment is performed to compare the present value of the remaining contractual cash flows under the original terms with the contractual cash flows under the revised terms, both amounts discounted at the original effective interest.

If the difference in present value is greater than 10% the Bank deems the arrangement is substantially different leading to derecognition.

In the case where the financial asset is derecognised the loss allowance for ECL is remeasured at the date of derecognition to determine the net carrying amount of the asset at that date. The difference between this revised carrying amount and the fair value of the new financial asset with the new terms will lead to a gain or loss on derecognition. The new financial asset will have a loss allowance measured based on 12-month ECL except in the rare occasions where the new loan is considered to be originated credit impaired. This applies only in the case where the fair value of the new loan is recognised at a significant discount to its revised par amount because there remains a high risk of default which has not been reduced by the modification. The Bank monitors credit risk of modified financial assets by evaluating qualitative and quantitative information, such as if the borrower is in past due status under the new terms.

When the contractual terms of a financial asset are modified and the modification does not result in derecognition, the Group determines if the financial asset’s credit risk has increased significantly since initial recognition by comparing:

-	The remaining lifetime PD estimated based on data at initial recognition and the original contractual terms; with
-	The remaining lifetime PD at the reporting date based on the modified terms.

In the renegotiation or modification of the contractual cash flows of the loan, the Bank shall:

-	Continue with its current accounting treatment for the existing loan that has been modified.
-
Record a modification gain or loss by recalculating the gross carrying amount of the financial asset as the present value of the renegotiated or modified contractual cash flows, discounted at the loan’s original effective interest rate.

-
Assess whether there has been a significant increase in the credit risk of the financial instrument, by comparing the risk of a default occurring at the reporting date (based on the modified contractual terms) and the risk of a default occurring at initial recognition (based on the original, unmodified contractual terms). The loan that is modified is not automatically considered to have a lower credit risk. The assessment should consider credit risk over the expected life of the asset based on the historical and forward-looking information, including information about the circumstances that led to the modification. Evidence that the criteria for the recognition of lifetime expected credit losses are subsequently no longer met may include a history of up-to-date and timely payment in subsequent periods. A minimum period of observation will be necessary before a financial asset may qualify to return to a 12-month expected credit loss measurement.

-
Make the appropriate quantitative and qualitative disclosures required for renegotiated or modified assets to reflect the nature and effect of such modifications (including the effect on the measurement of expected credit losses) and how the Bank monitors these loans that have been modified.

The Bank recognizes a loss allowance for expected credit losses (ECL) on a loan that is measured at amortized cost at each reporting date at an amount equal to the lifetime expected credit losses if the credit risk on that loan has increased significantly since initial recognition. If at the reporting date, the credit risk of that loan has not increased significantly since initial recognition, an entity shall measure the loss allowance for that loan at an amount equal to 12-month expected credit losses.

The Bank's lending portfolio is comprised of the following segments: corporations, sovereign, middle-market companies and banking and financial institutions. The distinction between corporations and middle-market companies depends on the client’s level of annual sales in relation to the country risk, among other criteria. Except for the sovereign segment, segments are broken down into state-owned and private.

The Bank's lending policy is applicable to all types of loans.

3.6	Allowance for expected credit losses

The allowance for expected credit losses is provided for losses derived from the credit extension process, inherent in the loan portfolio and loan commitments and financial guarantee contracts, using the reserve methodology to determine expected credit losses. Additions to the allowance for expected credit losses are made by debiting earnings. Credit losses are deducted from the allowance, and subsequent recoveries are added. The allowance is also decreased by reversals of the allowance back to earnings. The allowance for expected credit losses for loans at amortized cost is reported as a deduction of loans and, as a liability, the allowance for expected credit losses on loan commitments and financial guarantee contracts, such as, letters of credit and guarantees.

The Bank maintains a system of internal credit quality indicators. These indicators are assigned depending on several factors which include: profitability, quality of assets, liquidity and cash flows, capitalization and indebtedness, economic environment and positioning, regulatory framework and/or industry, sensitivity scenarios and the quality of borrower’s management and shareholders, among others.

The Bank maintains a system of internal credit quality indicators. The table below provides a mapping of the Bank’s internal credit risk grades to external ratings.

Internal Rating	External Rating (1)	Description
1 a 4	Aaa – Ba1	Clients with payment ability to satisfy their financial commitments
5 a 6	Ba2 – B3	Clients with payment ability to satisfy their financial commitments, but with more frequent reviews.
7	Caa1
Clients exposed to systemic risks specific to the country or the industry in which they are located, facing adverse situations in their operation or financial condition. At this level, access to new funding is uncertain.

8	Caa2 – Caa3
Clients whose primary source of payment (operating cash flow) is inadequate, and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, endangering recovery of unpaid balances.

9	Ca
Clients whose operating cash flow continuously shows insufficiency to service the debt on the originally agreed terms.  Due to the fact that the borrower presents an impaired financial and economic situation, the likelihood of recovery is low.

10	C
Clients with operating cash flow that does not cover their costs, are in suspension of payments, presumably will also have difficulties fulfilling possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.

(2)	External rating in accordance to Moody’s

In order to maintain periodical monitoring of the quality of the portfolio, clients are reviewed within a frequency of time between 3 and 12 months, depending on the risk rating.

The Bank measures expected credit losses (ECLs) in a way that reflects: a) an unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes; b) the time value of money; and c) reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecast of future economic conditions.

The expected credit loss model reflects the general pattern of deterioration or improvement in the credit quality of the loans. The amount of ECLs recognized as a loss allowance or provision depends on the extent of credit deterioration since initial recognition. There are two measurement bases:

-	12-month ECLs (Stage 1), which applies to all loans (from initial recognition) as long as there is no significant deterioration in credit quality,

-
Lifetime ECLs (Stages 2 and 3), which applies when a significant increase in credit risk has occurred on an individual or collective basis. In Stages 2 and 3 interest revenue is recognized. Under Stage 2 (as under Stage 1), there is a full decoupling between interest recognition and impairment and interest revenue is calculated on the gross carrying amount. Under Stage 3, when a loan subsequently becomes credit impaired (when a credit event has occurred), interest revenue is calculated on the amortized cost, net of impairment, i.e. the gross carrying amount after deducting the impairment allowance. In subsequent reporting years, if the credit quality of the financial asset improves so that the financial asset is no longer credit-impaired and the improvement can be related objectively to the occurrence of an event (such as an improvement in the borrower’s credit rating), then the Bank will once again calculate the interest revenue on a gross basis.

The allowance for expected credit losses includes an asset-specific component and a formula-based component. The asset-specific component, or specific allowance, relates to the provision for losses on credits considered impaired and measured individually case-by-case. A specific allowance is established when the discounted cash flows (or observable fair value of collateral) of the credit is lower than the carrying value of that credit. The formula-based component (collective assessment basis), covers the Bank’s performing credit portfolio and it is established based in a process that estimates the probable loss inherent in the portfolio, based on statistical analysis and management’s qualitative judgment. This analysis considers comprehensive information that incorporates not only past-due data, but other relevant credit information, such as forward looking macro-economic information.

ECLs are a probability-weighted estimate of the present value of credit losses. These are measured as the present value of the difference between the cash flows due to the Group under the contract and the cash flows that the Bank expects to receive arising from the weighting of multiple future economic scenarios, discounted at the asset’s effective interest rate (EIR). For undrawn loan commitments, the ECL is the difference between the present value of the difference between the contractual cash flows that are due to the Bank if the holder of the commitment draws down the loan and the cash flows that the Bank expects to receive if the loan is drawn down; and for financial guarantee contracts, the ECL is the difference between the expected payments to reimburse the holder of the guaranteed debt instrument less any amounts that the Bank expects to receive from the holder, the debtor or any other party.

The Bank determines the ECLs using two methodologies to determine if there is objective evidence of impairment:

- Individually Evaluated Loans

The expected credit losses on individually assessed loans are determined by an evaluation of the exposures on a case-by-case basis. This procedure is applied to all loans that are individually significant or not. If it is determined that there is no objective evidence of impairment for an individual loan, it is included in a group of loans with similar characteristics and is evaluated collectively to determine whether there is impairment.

The impairment loss is calculated by comparing the present value of the future expected flows, discounted at the original effective rate of the loan, with its current carrying amount and the amount of any loss is charged as a provision for losses in the consolidated statement of profit or loss. The carrying amount of the impaired loans is reduced through the use of a reserve account.

- Collectively Evaluated Loans

 For the purposes of a collective assessment of impairment, loans are grouped according to similar characteristics of credit risk. These characteristics are relevant for the estimation of future cash flows for the groups of such assets, being indicative of the debtors' ability to pay the amounts owed according to the contractual terms of the assets that are evaluated.

Future cash flows in a group of loans that are evaluated collectively to determine whether there is impairment are estimated according to the contractual cash flows of the assets in the group, the historical loss experience for assets with risk characteristics. Similar credit to the group and in experienced management views on whether the current economy and credit conditions can change the real level of historical inherent losses suggested.

Significant increase in credit risk

When assessing whether the credit risk on a loan has increased significantly, the Bank considers the change in the risk of default occurring since initial recognition. For a loan to be considered in “default”, management considers criteria used in the internal credit risk model and qualitative factors, such as financial covenants, when appropriate.

Additionally, the Bank to determine that there has been a significant increase in risk applies an alert model that considers the international economic environment, the specific financial situation by country and the economic analysis of the industry where the credit generates its income. The model defines a consolidated calculation of Risk Severity depending on the weighting of the Severity to Risk of each one of the analysis contexts. Also, this depends on the context of the variables or the ratings constructed for each one (International Context: by market ratings, Context Country: by country / Context Economic Sector: by economic sector).

At each reporting date, the Bank assesses significant increases in credit risk based on the change in the risk of a default occurring over the expected life of the credit instrument. In order to make the assessment of whether there has been significant credit deterioration, the Bank considers reasonable and supportable information that is available without undue cost or effort and comparing:

-	The risk of a default occurring on the financial instrument as at the reporting date, and
-	The risk of a default occurring on the financial instrument as at the date of initial recognition.

For loan commitments, the Bank considers changes in the risk of a default occurring on the ‘potential’ loan to which a loan commitment relates, and for financial guarantee contracts, changes in the risk that the specified debtor will default, are taken into consideration. In order to determine whether there has been a significant increase in the credit risk of the financial instrument, the assessment is based on quantitative information and qualitative information. The Bank considers the following factors though not exhaustive, when measuring significant increase in credit risk:

-	Significant changes in internal price indicators of credit risk as a result of a change in credit risk since inception;
-	Significant changes in external market indicators of credit risk for a particular financial instrument or similar financial instruments with the same expected life;
-	An actual or expected significant change in the financial instrument’s external credit rating;
-	Existing or forecast adverse changes in business, financial or economic conditions;
-	An actual or expected significant change in the operating results of the borrower;
-	An actual or expected significant adverse change in the regulatory environment, economic, or technological environment of the borrower;
-	Significant changes in the value of the collateral supporting the obligation;
-
Significant changes, such as reductions, in financial support from a parent entity or other affiliate or an actual or expected significant change in the quality of credit enhancements, among other factors incorporated in the Bank’s ECLs model.

The reserve balances, for exposures on loans at amortized cost and loan commitments and financial guarantees contracts, are calculated applying the following formula:

        Reserves = ?(E x PD x LGD); where:

-	Exposure (E) = the total accounting balance at the end of the period under review.
-
Probabilities of Default (PD) = one-year probability of default applied to the portfolio to account for 12-month expected credit losses and lifetime probability of default to account for more than 12-month. Default rates are based on Bladex’s historical portfolio performance per rating category, complemented by International Rating Agency’s probabilities of default for categories 6, 7 and 8, in view of the greater robustness of data for such cases.

-
Loss Given Default (LGD) = a factor is utilized, based on historical information, same as based on best practices in the banking industry, volatility and simulated scenarios based on forward-looking information. Management applies judgment and historical loss experience. Management also applies complementary judgment to capture elements of prospective nature or loss expectations based on risks identified in the environment that are not necessarily reflected in the historical data. The allowance policy is applicable to all classes of loans and, loan commitments and financial guarantee contracts of the Bank.

Write-off

When the Bank has no reasonable expectations of recovering the loan, then the gross carrying amount of the loan is directly reduced in its entirety; thus, constituting a derecognition event. This is generally the case when the Bank determines that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. Nevertheless, the financial assets that are written off could still be subject to enforcement activities in order to comply with the Bank’s procedures for recovery of amounts due.

If the amount of loss on write-off is greater than the accumulated loss allowance, the differences will be recognized as an additional impairment loss.

3.7	Derivative financial instruments for risk management purposes and hedge accounting

Derivatives embedded in financial liabilities or other non-financial asset host contracts are treated as separate derivatives when their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at FVTPL.

The Bank applies IFRS 9- “Financial Instruments” the hedge accounting rules in full.

Derivatives held for risk management purposes include all derivative assets and liabilities that are not classified as trading assets or liabilities. Derivatives held for risk management purposes are measured at fair value in the consolidated statement of financial position. Derivatives are initially recognised at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. The resulting gain/loss is recognised in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

On initial designation of the hedge, the Bank formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objective and strategy in undertaking the hedge, together with the method that will be used to assess the effectiveness of the hedging relationship. The Bank makes an assessment, both at inception of the hedge relationship and on an ongoing basis, of whether the hedging instrument(s) is(are) expected to be highly effective in offsetting the changes in the fair value or cash flows of the respective hedged item(s) during the period for which the hedge is designated.

The Bank uses derivative financial instruments for its management of interest rate and foreign exchange risks. Interest rate swap contracts, cross-currency swap contracts and foreign exchange forward contracts have been used to manage interest rate and foreign exchange risks respectively associated with debt securities and borrowings with fixed and floating rates, and loans and borrowings in foreign currency.

These derivatives contracts can be classified as fair value and cash flow hedges. In addition, foreign exchange forward contracts are used to hedge exposures to changes in foreign currency in subsidiary companies with functional currencies other than the US dollar. These contracts are classified as net investment hedges.

The accounting for changes in value of a derivative depends on whether the contract is for trading purposes or has been designated and qualifies for hedge accounting.

Derivatives held for trading purposes include interest rate swap, cross-currency swap, foreign exchange forward and future contracts used for risk management purposes that do not qualify for hedge accounting. These derivatives are reported as asset or liabilities, as applicable. Changes in realized and unrealized gains and losses and interest from these financial instruments are included in gain or loss per financial instrument at fair value through profit or loss.

Derivatives for hedging purposes primarily include foreign exchange forward contracts and interest rate swap contracts in US dollar and cross-currency swaps. Derivative contracts designated and qualifying for hedge accounting are reported in the consolidated statement of financial position as derivative financial instruments used for hedging - receivable and payable, as applicable, and hedge accounting is applied. In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, as well as how effectiveness will be assessed prospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported in current-year earnings.

Economic relationship

As the Bank enters into a hedging relationship, the first requirement is that the hedging instrument and the hedged item must be expected to move in the opposite direction as a result of the change in the hedged risk. This should be based on an economic rationale, as could be the case if the relationship is based only on a statistical correlation. This requirement is fulfilled for many of the hedging relationships carried by the Bank as the underlying of the hedging instrument matches, or is closely aligned with the hedged risk. Even when there are differences between the hedged item and the hedging instrument, the economic relationship will often be capable of being demonstrated using a qualitative assessment. The assessment considers, whether qualitative or quantitative, the following: a) maturity; b) nominal amount; c) cash flow dates; d) interest rate basis; and e) credit risk, including the effect of collateral, among others.

Hedge ratio

The hedge ratio is the ratio between the amount of hedged item and the amount of the hedging instrument. For most of the hedging relationships, the hedge ratio is 1:1 as the underlying of the hedging instrument perfectly matches the designated hedged risk. For a hedging relationship with a correlation between the hedged item and the hedging instrument that is not 1:1 relationship, generally set the hedge ratio so as to adjust for the type of relation in order to improve effectiveness.

Discontinuation of hedge accounting

The Bank discontinues hedge accounting prospectively in the following situations:

1.	It is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item.
2.	The derivative expires or is sold, terminated or exercised.
3.	It is determined that designation of the derivative as a hedging instrument is no longer appropriate.

The Bank carries all derivative financial instruments in the consolidated statement of financial position at fair value.

Fair value hedges

When a derivative is designated as the hedging instrument in a hedge of the change in fair value of a recognized asset or liability or a firm commitment that could affect profit or loss, changes in the fair value of the derivative are recognized in the consolidated statement of profit or loss together with changes in the fair value of the hedged item that are attributable to the hedged risk, except when the hedging instrument hedges an equity instrument designated at FVTOCI in which case it is recognized in OCI. The carrying amount of a hedged item not already measured at fair value is adjusted for the fair value change attributable to the hedged risk with a corresponding entry in profit or loss. For debt instruments measured at FVTOCI, the carrying amount is not adjusted as it is already at fair value, but the part of the fair value gain or loss on the hedged item associated with the hedged risk is recognized in profit or loss instead of OCI, except when the hedged item is an equity instrument designated at FVTOCI, the hedging gain/loss remains in OCI to match that of the hedging instrument.

If the hedge relationship is terminated or exercised, or the hedge no longer meets the criteria for fair value hedge accounting, or the hedge designation is revoked, then hedge accounting is discontinued prospectively and the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment where hedging gains/losses are recognized in profit or loss, they are recognized in the same line as the hedged item.

Cash flow hedges

When a derivative is designated as the hedging instrument in a hedge of variability in cash flows attributable to a particular risk associated with a recognized asset or liability that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in OCI and it is presented in the hedging reserve within equity and recognized in the consolidated statement of profit or loss when the hedged cash flows affect earnings. The ineffective portion is recognized in the consolidated statement of profit or loss as activities of derivative financial instruments and hedging. If the cash flow hedge relationship is terminated or exercised, or the hedge no longer meets the criteria for fair value hedge accounting, or the hedge designation is revoked, then hedge accounting is discontinued prospectively and the related amounts in OCI are reclassified into earnings when hedged cash flows occur.

Net investment hedges

When a derivative instrument or a non-derivative financial liability is designated as the hedging instrument in a hedge of a net investment in a foreign operation, the effective portion of changes in the fair value of the hedging instrument is recognized in OCI and presented in the translation reserve within equity. Any ineffective portion of the changes in the fair value of the derivative is recognized in the consolidated statement of profit or loss. The amount recognized in OCI is reclassified to profit or loss as a reclassification adjustment on disposal of the foreign operation.

3.8	Repurchase agreements

Repurchase agreements are transactions in which the Bank sells a security and simultaneously agrees to repurchase it (or an asset that is substantially the same) at a fixed price on a future date. The Bank continues to recognize the securities in their entirety in the statement of financial position because it retains substantially all of the risks and rewards of ownership. The cash consideration received is recognized as a financial asset and a financial liability is recognized for the obligation to pay the repurchase price. Because the Bank sells the contractual rights to the cash flows of the securities, it does not have the ability to use the transferred assets during the term of the arrangement.

3.9	Borrowings and debt

Short and long-term borrowings and debt are accounted for at amortized cost.

3.10 Recognition of income and expenses

Fee and commission income

The Bank earns fee and commission income from a diverse range of services it provides to its customers.

Income is recognized to the extent that is probable that the economic benefits will flow to the Bank and it is reliably measured, regardless of when the payment is made. This income is measured at fair value of the consideration received or receivable, taking into account contractually defined terms of payment an excluding taxes or duty.

Fee income can be divided into the following two categories:

-	Fee income earned from services that are provided over a certain period of time.
-	Fees earned for the provision of services over a period of time are accrued over that period. These fees include commission income and other management and advisory fees.

Fee income from providing transaction services

Fees arising from negotiating or participating in the negotiation of a transaction for a third party, are recognized on completion of the underlying transaction. Fees or components of fees that are linked to a certain performance are recognized after fulfilling the corresponding criteria.

Net trading income

Results arising from trading activities include all gains and losses from changes in fair value and related interest income or expense and dividends for financial assets and financial liabilities held for trading.

Fees and commissions on loans at amortized cost

Loan commitment fees for loans that are likely to be drawn down and other credit related fees are deferred (together with any incremental costs) and recognized as an adjustment to the effective interest rate on the loan. When it is unlikely that a loan will be drawn down, the loan commitment fees are recognized over the commitment period on an effective interest rate basis. These fees are regarded as compensation for an ongoing involvement with the acquisition of a financial instrument. If the commitment expires without the Bank making the loan, the fee is recognized as revenue on expiration.

Loan origination fees, net of direct loan origination costs, are deferred, and the net amount is recognized as revenue over the contractual term of the loans as an adjustment to the yield. When there are concerns about the realization of loan principal or interest, these net fees are recognized as revenue at the credit-adjusted effective interest rate for credit-impaired financial assets.

Underwriting fees are recognized as revenue when the Bank has rendered all services to the issuer and is entitled to collect the fee from the issuer, when there are no contingencies related to the fee. Underwriting fees are recognized net of syndicate expenses. In addition, the Bank recognizes credit arrangement and syndication fees as revenue after satisfying certain retention, timing and yield criteria.

Fees received in connection with a modification of terms of a loan at amortized cost are applied as a reduction of the recorded investment in the loan. Fees earned on letters of credit, financial guarantees and other commitments are amortized using the straight-line method over the life of such instruments.

3.11 Property and equipment

Property and equipment is stated at cost excluding the costs of day–to–day servicing, less accumulated depreciation and accumulated impairment in value. Changes in the expected useful life are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.

Depreciation is calculated using the straight–line method to write down the cost of property and equipment to their residual values over their estimated useful lives. Land is not depreciated. The estimated useful lives are as follows:

Useful life in Years
Furniture and equipment	3 to 5 years
Hardware	3 years
Other Equipments	2 to 4 years
Leasehold improvements	3 to 15 years or up to the lease term

Improvements to leased properties, under operating leases are amortized on a straight line calculated without exceeding the length of the respective lease contracts.

Property and equipment is derecognized on disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in other income or other expenses in the consolidated statement of profit or loss in the year that the asset is derecognized.

3.12 Intangible assets

An intangible asset is recognized only when its cost can be measured reliably and it is probable that the expected future economic benefits that are attributable to it will flow to the Bank.

The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite useful life are amortized using the straight-line method over the estimated useful lives of assets which are reviewed annually by the Bank. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and they are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is presented as a separate line item in the consolidated statement of profit or loss.

Bank’s intangible assets include the value of computer software. Amortization is calculated using the straight–line method to write down the cost of intangible assets to their residual values over their estimated useful lives of 5 years. Gains or losses arising from the derecognition of an intangible asset is determined by the Bank as the difference between proceeds from the sale or disposal and the net carrying amount of the intangible asset and recognizing them in the results for the year in which the transaction occurs.

3.13 Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the asset and settle the liability simultaneously. This is generally not the case with master netting agreements; therefore, the related assets and liabilities are presented gross in the consolidated statement of financial position.

Income and expenses are presented on a net basis only when permitted under IFRS, or for gains or losses arising from a group of similar transactions.

3.14 Operating leases

The determination of whether an arrangement is a lease, or contains a lease, is based on the substance of the arrangement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset.

Banks as a lessee

Leases where the lessor do not transfer to the Bank substantially all the risks and benefits incidental to ownership of the leased items are classified as operating leases. Operating lease payments are recognized as an expense in the consolidated statement of profit or loss on a straight-line basis over the lease term. Contingent rental payable is recognized as an expense in the period in which they are incurred.

Bank as a sub-lessor

Leases where the Bank does not transfer substantially all of the risk and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating operating leases are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the year in which they are earned. In the event that the contract is cancelable, they are recognized as income over the term of the lease.

3.15 Provisions

Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event, and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in the consolidated statement of profit or loss, net of any reimbursement.

3.16 Capital reserves

Capital reserves are established as an appropriation of retained earnings and are, as such, a form of retained earnings. Reductions of capital reserves require the approval of the Bank’s Board of Directors and the SBP. Other capital reserves include:

-
Translation reserve: The translation reserve comprises all foreign currency differences arising from the translation of the consolidated financial statements of foreign operations as well as the effective portion of any foreign currency differences arising from hedges of a net investment in a foreign operation.

-
Hedging reserve: The hedging reserve comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition in profit or loss as the hedged cash flows affect profit or loss.

-	Fair value reserve: The fair value reserve comprises the cumulative net change in the fair value of investment securities measured at FVOCI, less the ECL allowance recognized in profit or loss.

3.17 Share–based payment transactions

The Bank applies IFRS 2 for share–based payment transactions to account for compensation costs on restricted stock, restricted stock units and stock option plans. Compensation cost is based on the grant date fair value of both stock and options and is recognized over the requisite service period of the employee, using the accelerated method. The fair value of each option is estimated at the grant date using a binomial option-pricing model. When stocks options and restricted stock units vested are exercised, the Bank’s policy is to reissue shares from treasury stock.

3.18 Income taxes

Current tax assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax laws and regulations used to compute the amount are those that are enacted or substantively enacted by the reporting date.

-	Bladex Head Office is exempted from payment of income taxes in Panama in accordance with the contract law signed between the Republic of Panama and Bladex.
-	Bladex Representacao Ltda. and Bladex Investimentos Ltda., are subject to income taxes in Brazil.
-	Bladex Development Corp. is subject to income taxes in Panama.
-	BLX Soluciones, S.A. de C.V., SOFOM, is subject to income taxes in Mexico.
-
The New York Agency and Bladex Holdings, Inc. incorporated in USA are subject to federal and local taxation in USA based on the portion of income that is effectively connected with its operations in that country.

Deferred tax

Deferred tax is calculated based on the liability method, on temporary differences between the carrying amounts of assets and liabilities reported for financial purposes and the amounts used for taxation purposes. The amount of deferred tax is based on the embodiment of assets and liabilities using the rate of income tax in effect on the date of the consolidated statement of financial position.

3.19 Earnings per share

Basic earnings per share is computed by dividing the profit for the year (the numerator) by the weighted average number of common shares outstanding (the denominator) during the year. Diluted earnings per share measure performance incorporating the effect that potential common shares, such as stock options and restricted stock units outstanding during the same period, would have on net earnings per share. The computation of diluted earnings per share is similar to the computation of basic earnings per share, except for the denominator, which is increased to include the number of additional common shares that would have been issued if the beneficiaries of stock purchase options and restricted stock units plans could exercise their options. The number of potential common shares that would be issued is determined using the treasury stock method.

3.20 Treasury shares and contracts on own shares

The own equity instruments of the Bank which are acquired by it or by any of its subsidiaries (treasury shares) are deducted from equity and accounted for at weighted average cost. Consideration paid or received on the purchase, sale, issue or cancellation of the Bank’s own equity instruments is recognized directly in equity.

No gain or loss is recognized in the consolidated statement of profit or loss on the purchase, sale, issue or cancellation of own equity instruments.

3.21 Segment reporting

The Bank’s segment reporting is based on the following business segments: Commercial, which incorporates the Bank’s core business of financial intermediation and fee generation activities relating to the Bank’s Commercial Portfolio; and Treasury, which is responsible for the Bank’s funding and liquidity management, along with the management of its activities in investment securities, as well as the management of the Bank’s interest rate, liquidity, price, and currency risks.

3.22 Judgments, estimates and significant accounting assumptions

The preparation of the consolidated financial statements requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Material estimates that are particularly susceptible to significant changes relate to the determination of the allowances for expected credit losses, impairment of securities, and the fair value of financial instruments. Actual results could differ from those estimates. Management believes these estimates are adequate.

Judgments

In the process of applying the Bank’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Business model assessment: Classification and measurement of financial assets depends on the results of the SPPI and the business model test. The Bank determines the business model at a level that reflects how groups of financial assets are managed together to achieve a particular business objective. This assessment includes judgement reflecting all relevant evidence including how the performance of the assets is evaluated and their performance measured, the risks that affect the performance of the assets and how these are managed. The Group monitors financial assets measured at amortised cost or fair value through other comprehensive income that are derecognised prior to their maturity to understand the reason for their disposal and whether the reasons are consistent with the objective of the business for which the asset was held.

Significant increase of credit risk: For the financial assets in stage 1, ECL are measured as an allowance equal to 12-month ECL for stage 1 assets, or lifetime ECL assets for stage 2 or stage 3 assets. An asset moves to stage 2 when its credit risk has increased significantly since initial recognition. In assessing whether the credit risk of an asset has significantly increased the Bank takes into account qualitative and quantitative reasonable and supportable forward looking information.

Establishing groups of assets with similar credit risk characteristics: When ECLs are measured on a collective basis, the financial instruments are grouped on the basis of shared risk characteristics.

The Bank monitors the appropriateness of the credit risk characteristics on an ongoing basis to assess whether they continue to be similar. This is required in order to ensure that should credit risk characteristics change there is appropriate re-segmentation of the assets. This may result in new portfolios being created or assets moving to an existing portfolio that better reflects the similar credit risk characteristics of that group of assets. Re-segmentation of portfolios and movement between portfolios is more common when there is a significant increase in credit risk (or when that significant increase reverses) and so assets move from 12-month to lifetime ECLs, or vice versa, but it can also occur within portfolios that continue to be measured on the same basis of 12-month or lifetime ECLs but the amount of ECL changes because the credit risk of the portfolios differ.

Models and assumptions used: The Bank uses various models and assumptions in measuring fair value of financial assets as well as in estimating ECL. Judgement is applied in identifying the most appropriate model for each type of asset, as well as for determining the assumptions used in these models, including assumptions that relate to key drivers of credit risk.

Fair value measurement

When the fair values of financial assets and financial liabilities recorded on the consolidated statement of financial position cannot be derived from active markets, they are determined using a variety of valuation techniques that include the use of mathematical models. The inputs to these models are derived from observable market data where possible, but if this is not available, judgment is required to establish fair values. The judgments include considerations of liquidity and model inputs such as volatility for longer–dated derivatives and discount rates, prepayment rates and default rate assumptions for asset-backed securities. The valuation of financial instruments is described in more detail in Note 18.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimating uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Bank based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments; however, may change due to market changes or circumstances beyond the control of the Bank. Such changes are reflected in the assumptions when they occur.

Going concern

The Bank’s management has made an assessment of its ability to continue as a going concern and is satisfied that it has the resources to continue in business for the foreseeable future. Furthermore, management is not aware of any material uncertainties that may cast significant doubt upon the Bank’s ability to continue as a going concern. Therefore, the consolidated financial statements continue to be prepared on a going concern basis.

Impairment losses on loans at amortized cost

The Bank reviews its individually significant loans at amortized cost at each consolidated statement of financial position date to assess whether an impairment loss should be recorded in the consolidated statement of profit or loss. In particular, management’s judgment is required in the estimation of the amount and timing of future cash flows when determining the impairment loss. These estimates are based on assumptions about a number of factors and actual results may differ, resulting in future changes to the allowance. Loans at amortized cost that have been assessed individually (and found not to be impaired) are assessed together with all individually insignificant loans and advances in groups of assets with similar risk characteristics.

This is to determine whether provision should be made due to incurred loss events for which there is objective evidence, but the effects of which are not yet evident. The collective assessment takes account of data from the loan portfolio (such as levels of arrears, credit utilization, loan-to-collateral ratios, etc.), and judgments on the effect of concentrations of risks and economic data (including levels of unemployment, real estate prices indices, country risk and the performance of different individual groups).

Impairment of investments securities measured at fair value through OCI and investment securities at amortized cost

The Bank reviews its debt securities classified as investments at fair value through OCI and investments at amortized cost at each reporting date to assess whether they are impaired. This requires similar judgment as applied to the individual assessment of the investment securities. The Bank records impairment charges when there has been a significant or prolonged decline in the fair value below their cost. The determination of what is ‘significant’ or ‘prolonged’ requires judgment. In making this judgment, the Bank evaluates, among other factors, historical price movements and duration and extent to which the fair value of an investment is less than its cost.

3.23 Future changes in applicable accounting policies

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the consolidated financial statements are disclosed below. The Bank intends to adopt these standards, if applicable, when they become effective.

Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions

The amendments clarify the following:

1.
In estimating the fair value of a cash-settled share-based payment, the accounting for the effects of vesting and non-vesting conditions should follow the same approach as for equity-settled share-based payments.

2.
Where tax law or regulation requires an entity to withhold a specified number of equity instruments equal to the monetary value of the employee´s tax obligation to meet the employee´s tax liability which is then remitted to the tax authority, i.e the share-based payment arrangement has a net settlement feature, such as arrangement should be classified as equity-settled in its entirely, provided that the share-based payment would have been classified as equity-settled had it not included the net settlement feature.

3.	A modification of a share-based payment that changes the transaction from cash-settled to equity-settled should be accounted for as follows:

-	The original liability is de-recognized;
-
The equity-settled share-based payment is recognized at the modification date fair value of the equity instrument granted to the extent that services have been rendered up to the modification date; and

-	Any difference between the carrying amount of the liability at the modification date and the amount recognized in equity should be recognized in profit or loss immediately.

The amendments are effective for annual reporting periods beginning on or after 1 January 2018 with earlier application permitted. The Bank is evaluating this new standard in its consolidated financial statements and does not anticipate material impacts on the adoption of said standard.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014 and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will replace all current requirements for revenue recognition under IFRS. Either a full retroactive application or a modified retroactive application is required for annual periods beginning on or after January 1, 2018. Early application is allowed. The Bank plans to adopt the new standard on the effective date required and, if any impact is identified, it will use a modified retroactive method in its initial application.

During 2017, the Bank performed the preliminary assessment of the five steps for all credit products and does not anticipate material impacts on the adoption of this standard.

IFRS 16 Leases

IFRS 16 was issued in January 2016 and sets out the principles for the recognition, measurement, presentation and disclosure of leases. The objective is to ensure that lessees and lessors provide relevant information in a manner that faithfully represents those transactions. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted for entities that apply IFRS 15 Revenue from Contracts with Customers at or before the date of initial application of IFRS 16.  IFRS 16 supersedes IAS 17 – Leases. The Bank is evaluating the potential impact of this new standard in its consolidated financial statements.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

On 8 December 2016, the IFRS interpretations Committee of the International Accounting Standards Boards (IASB) issued IFRS Interpretation, IFRIC 22, Foreign Currency Transactions and Advance Considerations.

IFRIC 22 addresses how to determine the “date of transaction” for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income, when consideration for the item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability.

The Interpretation specifies that the date of transactions is the date on which the entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the Interpretation requires an entity to determine the date of transaction for each payment or receipt advance consideration.

The Interpretation is effective for annual periods beginning on or 1 January 2018 with earlier application permitted. The Bank is evaluating this new standard in its consolidated financial statements and does not anticipate material impacts on the adoption of said standard.